Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 19, 2014
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000764624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2014
Prospectus Date	rr_ProspectusDate	Nov. 28, 2014